Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Accounts Payable and Accrued Liabilities

	December 31, 2022	December 31, 2021
Trade suppliers	$42,931	$25,404
Payroll and labour related liabilities	21,008	22,950
Value added tax and other tax payable	8,040	9,502
Cash-settled equity awards (Note 15(b) and (c))	6,684	5,285
Other accrued liabilities	5,940	3,243
	$84,603	$66,384